Regulatory Assets and Liabilities - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Regulatory assets not earning a return	$ 1,678	$ 1,510